Business combinations, 2024 (Details) $ in Thousands	1 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2024 WindFarm MW	Sep. 30, 2024 USD ($)	Dec. 31, 2023 USD ($)
Fair Value, Assets and Liabilities Acquisition [Abstract]
Additional revenue amount			$ 0
Asset Acquisition 2024 [Member]
Business combinations [Abstract]
Percentage of voting equity interests acquired		100.00%
Number of wind assets acquired | WindFarm	2
Installed capacity | MW	32
Fair Value, Assets and Liabilities Acquisition [Abstract]
Property, plant and equipment under IAS 16		$ 19,724
Intangible assets under IAS 38		45,678
Intangible assets under IFRS 16		6,525
Cash & cash equivalents		4,199
Other current assets		4,829
Deferred tax liabilities		(3,969)
Lease liabilities		(6,525)
Other current and non-current liabilities		(4,781)
Total net assets acquired at fair value		65,680
Asset acquisition - purchase price		(65,680)
Net result of business combinations		0
Revenue contributed by the acquisitions		5,000
Amount of loss after tax		(100)
Additional revenue amount		2,800
Additional amount of loss after tax		$ (300)